January 31, 2019

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:      General New York AMT-Free Municipal Money Market Fund (the “Registrant”)

                        1933 Act File No.: 33-09451

                        1940 Act File No.: 811-04870

                        CIK No.: 0000803950

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2018.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2057.

Sincerely yours,

/s/ Vickie Walton

Vickie Walton

Analyst/Paralegal

Enclosure